Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
LOANS RECEIVABLE

Note 3 - Loans Receivable

	December 31,
	2011	2010

Real estate mortgage:
One-to four-family	$66,681,058	$71,830,671
Multi family	5,749,132	5,889,520
Commercial	21,900,604	22,974,795

	94,330,794	100,694,986

Real estate construction	2,691,719	7,791,750
Land loan	386,827	393,266
Unsecured Business Loan	40,000	20,000

Consumer:
Home equity loans	87,425	112,744
Passbook or certificate	36,830	38,730
Credit cards	36,677	47,326
	160,932	198,800

Total Loans	97,610,272	109,098,802

Loans in process	(104,671)	(894,569)
Allowance for loan losses	(2,247,171)	(1,649,319)
Deferred loan fees, net	(96,715)	(76,936)

	(2,448,557)	(2,620,824)

Total Loan Receivable, Net	$95,161,715	$106,477,978

The following table summarizes the primary segments of the allowance for loan losses ("ALLL") and activity therein, segregated into the amounts required for loans individually evaluated for impairment and the amounts required for loans collectively evaluated for impairment as of and for the years ended December 31, 2011 and 2010.

	Construction, Land and Unsecured Business Loan	Commercial Real Estate	Residential Multifamily Real Estate	Residential One-to four- Family Real Estate	Credit Card	Home Equity	Passbook Loans	Total
	(Dollars in thousands)
Allowance for loan losses:

Year ended December 31, 2011:

Beginning Balance	$810	$583	$36	$214	$6	$—	$—	$1,649

Charge-offs	(813)	(248)	—	(45)	(8)	—	—	$(1,113)

Provision	498	945	(1)	266	4	—	—	$1,711

Ending Balance	$495	$1,280	$35	$436	$2	$—	$—	$2,247

	Construction, Land and Unsecured Business Loan	Commercial Real Estate	Residential Multifamily Real Estate	Residential One-to four-family Real Estate	Credit Card	Home Equity	Passbook Loan	Total
	(Dollars in thousands)
Allowance for loan losses:

Ending balance: individually evaluated for impairment	$407	$623	$—	$260	$—	$—	$—	$1,290
Ending balance: collectively evaluated for impairment	$88	$656	$35	$176	$2	$—	$—	$957

Loan receivables:

Ending balance	$3,118	$21,901	$5,749	$66,681	$37	$87	$37	$97,610
Ending balance: individually evaluated for impairment	$2,176	$2,325	$—	$5,143	$—	$—	$—	$9,644
Ending balance: collectively evaluated for impairment	$942	$19,575	$5,749	$61,538	$37	$87	$37	$87,965

	Construction, Land and Unsecured Business Loan	Commercial Real Estate	Residential Multifamily Real Estate	Residential One-to four- Family Real Estate	Credit Card	Home Equity	Passbook Loans	Total
	(Dollars in thousands)
Allowance for loan losses:

Year ended December 31, 2010:

Beginning Balances	$555	$173	$13	$85	$3	$—	$—	$829

Charge-offs	—	—	—	—	(1)	—	—	(1)

Provision	255	410	23	129	4	—	—	821

Ending Balance	$810	$583	$36	$214	$6	$—	$—	$1,649

	Construction, Land and Unsecured Business Loan	Commercial Real Estate	Residential Multifamily Real Estate	Residential One-to four-family Real Estate	Credit Card	Home Equity	Passbook Loan	Total
	(Dollars in thousands)
Allowance for loan losses:

Ending balance: individually evaluated for impairment	$627	$207	$—	$60	$4	$—	$—	$898
Ending balance: collectively evaluated for impairment	$183	$376	$36	$154	$2	$—	$—	$751

Loan receivables:

Ending balance	$8,205	$22,975	$5,890	$71,830	$47	$113	$39	$109,099
Ending balance: individually evaluated for impairment	$2,040	$3,156	$—	$3,801	$4	$—	$—	$9,001
Ending balance: collectively evaluated for impairment	$6,165	$19,819	$5,890	$68,029	$43	$113	$39	$100,098

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for, commercial real estate loans and commercial construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral.

For loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual smaller balance residential mortgage loans, home equity loans and other consumer loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2011 and 2010.

	Impaired Loans With Specific Allowances		Impaired Loans With No Specific Allowances	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
December 31, 2011:
Construction and land	$2,176	$407	$—	$2,176	$2,176
Commercial Real Estate	2,297	623	29	2,325	2,325
Residential one-to four-family Real Estate	2,239	260	2,904	5,143	5,143
Credit Card	—	—	3	3	3
Total impaired loans	$6,712	$1,290	$2,936	$9,648	$9,648

	Impaired Loans With Specific Allowances		Impaired Loans With No Specific Allowances	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
December 31, 2010:
Construction and land	$2,040	$627	$—	$2,040	$2,040
Commercial Real Estate	2,143	207	1,013	3,156	3,156
Residential one-to four-family Real Estate	1,480	60	2,321	3,801	3,801
Credit Card	4	4	—	4	4
Total impaired loans	$5,667	$898	$3,334	$9,001	$9,001

The following table presents the average recorded investment and interest income recognized on impaired loans during the period of impairment during the year ended December 31, 2011.

	Year ended December 31, 2011
	Average Recorded Investment	Interest Income Recorded
	(Dollars in thousands)

Construction and land	$2,962	$—
Commercial Real Estate	2,600	36
Residential one-to four-family Real Estate	4,299	29
Credit Card	2	—
Total	$9,863	$65

During the years ended December 31, 2010, the average investment in impaired loans was $5,523,000 No interest income was collected in 2010 on these loans during the time of impairment.

At December 31, 2011 and 2010, 90.00%, and 100% respectively, of impaired loan balances were measured for impairment based on the fair value of the loan's collateral.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial and consumer loans. Credit quality risk ratings include regulatory classifications of substandard, doubtful, loss and special mention. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets include those characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets without the establishment of a specific loss reserve is not warranted. Assets which do not currently expose the insured institution to sufficient risk to warrant classification in one of the aforementioned categories but possess weaknesses are required to be designated special mention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans which are not classified as noted above are rated "pass".

In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

The following table presents the classes of the loan portfolio summarized by the pass category and the criticized categories of special mention, substandard and doubtful within the internal risk rating system as of December 31, 2011 and 2010.

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2011	(Dollars in thousands)

Construction and land	$—	$515	$2,563	$—	$3,079
Commercial real estate	19,575	—	2,325	—	21,901
Residential mortgage multifamily real estate	5,749	—	—	—	5,749
Residential mortgage one-to four-family real estate	60,732	1,720	4,230		66,681
Unsecured business loan	40	—	—	—	40
Credit card	37	—		—	37
Home equity	87	—	—	—	87
Passbook loan	37	—	—	—	37
Total	$86,257	$2,235	$9,118	$—	$97,610

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2010	(Dollars in thousands)

Construction and land	$3,790	$2,355	$2,040	$—	$8,185
Commercial real estate	19,819	—	3,156	—	22,975
Residential mortgage multifamily real estate	5,890	—	—	—	5,890
Residential mortgage one-to four-family real estate	66,963	1,066	3,801	—	71,830
Unsecured business loan	20	—	—	—	20
Credit card	43	—	4	—	47
Home equity	113	—	—	—	113
Passbook loan	39	—	—	—	39
Total	$96,677	$3,421	$9,001	$—	$109,099

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2011 and 2010:

	Current	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable	Non-Accrual
	(Dollars in thousands)
December 31, 2011:
Construction and land	$387	$515	$—	$2,176	$2,692	$3,079	$2,176
Commercial real estate	20,122	—	—	1,779	1,779	21,901	1,779
Unsecured Business Loan	40	—	—	—	—	40	—
Residential Multi family Real Estate	5,749	—	—	—	—	5,749	—
Residential One-to four-family Real Estate	60,438	2,014		4,230	6,244	66,681	4,230
Credit Card	33	—	3	—	3	37	—
Home Equity	87	—	—	—	—	87	—
Passbook Loan	37	—	—	—	—	37	—
Total	$86,893	$2,529	$3	$8,185	$10,717	$97,610	$8,185

	Current	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable	Non-Accrual
	(Dollars in thousands)
December 31, 2010:
Construction and land	$6,144	$—	$—	$2,041	$2,041	$8,185	$2,041
Commercial real estate	20,378	—	—	2,597	2,597	22,975	2,597
Unsecured Business Loan	20	—	—	—	—	20	—
Residential Multi family Real Estate	5,890	—	—	—	—	5,890	—
Residential One-to four-family Real Estate	65,985	1,912	132	3,801	5,845	71,830	3,801
Credit Card	40	—	3	4	7	47	4
Home Equity	99	—	14	—	14	113	—
Passbook Loan	39	—	—	—	—	39	—
Total	$98,595	$1,912	$149	$8,443	$10,504	$109,099	$8,443

The Association may grant a concession or modification for economic or legal reasons related to a borrower's financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Association may modify loans through rate reductions, extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers' operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculation the Company's allowance for loan losses.

The Association identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower's financial statements, revenue projections, tax returns, and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

The following table reflects information regarding troubled debt restructurings for the year ended December 31, 2011:

		Pre-	Post
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investments	Investments

Troubled debt restructurings:

Residential mortgage	3	$819,085	$777,229

There were no troubled debt restructuring which subsequently defaulted during 2011.

Loans whose terms are modified are classified as troubled debt restructurings if the Association grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan's stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for six consecutive months after modification. Loans classified as troubled debt restructurings are designated as impaired.

The Association has granted loans to its directors and officers and to their associates. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans was $775,000 and $804,000 at December 31, 2011 and 2010, respectively. During the year December 31, 2011, no new related party loans were made.